Debt and Credit Agreements - Summary of Long Term Debt Interest Payments (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Interest Payments	CAD 8,145
1 Year [Member]
Debt Instrument [Line Items]
Interest Payments	456
2 Years [Member]
Debt Instrument [Line Items]
Interest Payments	425
3 Years [Member]
Debt Instrument [Line Items]
Interest Payments	402
4 Years [Member]
Debt Instrument [Line Items]
Interest Payments	384
5 Years [Member]
Debt Instrument [Line Items]
Interest Payments	370
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest Payments	2,037
6-10 Years [Member ]
Debt Instrument [Line Items]
Interest Payments	1,703
Over 10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	CAD 4,405